Schedule of Investments (unaudited)
June 30, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 98.9%
Automobiles — 1.4%
Ford Motor Co.
6.00%	3,113,767	$ 73,173,525
6.50%, NVS	2,353,327	58,833,175
6.20%	2,924,510	70,012,769
		202,019,469
Banks — 25.7%
Associated Banc-Corp
6.63%	1,142,880	25,829,088
Series E, 5.88%, NVS(a)(b)	383,042	7,453,997
Series F, 5.63%, NVS(a)	380,245	7,251,272
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(a)	654,190	15,111,789
Banc of California, Inc., Series F, 7.75%, NVS(a)	1,968,934	45,324,861
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 6.25%, NVS(a)(b)(c)	563,414	12,789,498
Series 4, (3-mo. CME Term SOFR + 1.012%), 6.35%, NVS(a)(c)	387,963	8,853,316
Series 5, (3-mo. CME Term SOFR + 0.762%), 6.09%, NVS(a)(b)(c)	800,810	17,777,982
Series E, (3-mo. CME Term SOFR + 0.612%), 5.93%, NVS(a)(b)(c)	584,047	13,725,104
Series GG, 6.00%(a)	2,622,597	65,460,021
Series HH, 5.88%, NVS(a)	1,638,369	40,959,225
Series K*, 6.45%	2,028,005	51,166,566
Series KK, 5.38%, NVS(a)	2,681,754	62,243,510
Series L, 7.25%, NVS(a)(d)	152,150	181,995,744
Series LL, 5.00%, NVS(a)	2,518,375	55,278,331
Series NN, 4.38%, NVS(a)	2,068,547	40,771,061
Series PP, 4.13%, NVS(a)	1,741,111	32,053,853
Series QQ, 4.25%, NVS(a)	2,508,500	46,733,355
Series SS, 4.75%, NVS(a)	1,300,258	27,058,369
Bank of Hawaii Corp., Series A, 4.38%, NVS(a)	682,589	11,385,584
Bank OZK, Series A, 4.63%, NVS(a)	1,348,008	21,028,925
Cadence Bank, Series A, 5.50%, NVS(a)(b)	708,357	14,995,918
Citizens Financial Group, Inc.
7.38%, NVS(a)	1,590,107	42,058,330
Series D, 9.21%, NVS(a)	1,162,553	29,017,323
Series E, 5.00%, NVS(a)	1,743,766	34,265,002
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(a)	443,097	8,932,835
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(a)	567,046	9,917,635
Dime Community Bancshares, Inc., 5.50%, NVS(a)(b)	510,175	8,576,042
Fifth Third Bancorp
Series A, 6.00%, NVS(a)(b)	752,337	17,236,041
Series I, 9.30%, NVS(a)	1,711,110	43,393,750
Series K, 4.95%, NVS(a)	967,974	18,836,774
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(a)	1,336,854	28,835,941
Series C, 5.63%, NVS(a)(b)	760,493	16,662,402
First Horizon Corp.
Series E, 6.50%, NVS(a)	570,369	13,004,413
Series F, 4.70%(a)	560,954	9,575,485
Fulton Financial Corp., Series A, 5.13%, NVS(a)	741,302	13,106,219
Hancock Whitney Corp., 6.25%	657,161	15,147,561
Heartland Financial U.S.A., Inc., Series E, 7.00%, NVS(a)	445,632	11,194,276
Security	Shares	Value
Banks (continued)
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(a)	665,451	$ 14,373,742
Series H, 4.50%, NVS(a)	1,970,782	35,217,874
Series J, 6.88%, NVS(a)	1,264,521	31,511,863
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(a)	5,169,664	128,724,634
Series EE, 6.00%, NVS(a)	5,650,961	141,839,121
Series GG, 4.75%, NVS(a)	2,705,448	57,301,389
Series JJ, 4.55%, NVS(a)	4,554,039	94,223,067
Series LL, 4.63%, NVS(a)	5,636,612	118,030,655
Series MM, 4.20%, NVS(a)(b)	6,091,985	116,295,994
KeyCorp
6.20%, NVS(a)	2,295,701	50,597,250
Series E, 6.13%, NVS(a)	1,901,274	43,558,187
Series F, 5.65%, NVS(a)	1,616,068	32,482,967
Series G, 5.63%, NVS(a)	1,712,317	34,092,231
M&T Bank Corp.
Series H, 5.63%, NVS(a)	950,617	23,042,956
Series J, 7.50%, NVS(a)(b)	2,842,834	73,373,546
Midland States Bancorp, Inc., 7.75%, NVS(a)	438,388	10,810,648
New York Community Bancorp, Inc., Series A., 6.38%, NVS(a)	2,012,698	36,268,818
New York Community Capital Trust V, 6.00%, NVS(d)	297,909	9,518,193
Old National Bancorp
Series A, 7.00%, NVS(a)	410,685	10,135,706
Series C, 7.00%, NVS(a)	461,282	11,425,955
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(a)	850,069	19,764,104
Popular Capital Trust II, 6.13%(b)	380,347	9,603,762
Regions Financial Corp.
Series B, 6.38%, NVS(a)	1,918,319	47,862,059
Series C, 5.70%, NVS(a)	1,963,898	45,071,459
Series E, 4.45%, NVS(a)(b)	1,552,747	27,669,952
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%), 8.94%, NVS(a)(b)(c)	784,882	19,543,562
Series E, 8.42%, NVS(a)	1,351,795	33,903,019
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(a)(b)	1,208,447	22,851,733
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 6.11%, NVS(a)(c)	649,699	15,163,975
Series O, 5.25%, NVS(a)	2,205,734	48,658,492
Series R, 4.75%, NVS(a)	3,535,317	70,176,042
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 6.61%, NVS(a)(c)	55,127	47,464,347
Series B*, (3-mo. CME Term SOFR + 0.862%), 6.19%, NVS(a)(c)	3,802,420	80,877,473
Series K, 5.50%, NVS(a)	2,186,352	50,635,912
Series L, 3.75%, NVS(a)	1,937,558	31,698,449
Series M, 4.00%, NVS(a)	2,883,639	50,261,828
Series O, 4.50%, NVS(a)	1,737,179	34,257,170
Valley National Bancorp
Series A, 6.25%, NVS(a)(b)	448,013	9,578,518
Series B, (3-mo. LIBOR US + 3.578%), 9.16%, NVS(a)(b)(c)	382,439	8,811,395
WaFd, Inc., Series A, 4.88%, NVS(a)	1,135,716	16,649,597
Webster Financial Corp.
Series F, 5.25%, NVS(a)	565,016	11,198,617
Series G, 6.50%(a)	508,217	11,628,005

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Wells Fargo & Co.
Series AA, 4.70%, NVS(a)	3,106,445	$ 63,091,898
Series CC, 4.38%, NVS(a)	2,773,215	53,412,121
Series DD, 4.25%, NVS(a)	3,315,855	62,238,598
Series L, 7.50%, NVS(a)(d)	272,672	324,198,828
Series Y, 5.63%, NVS(a)	1,808,414	42,425,392
Series Z, 4.75%, NVS(a)	5,391,120	110,032,759
WesBanco, Inc., Series A, 6.75%, NVS(a)	567,046	13,835,922
Western Alliance Bancorp, Series A, 4.25%, NVS(a)	1,147,944	20,720,389
Wintrust Financial Corp.
Series D, 6.50%, NVS(a)	469,614	11,665,212
Series E, 6.88%, NVS(a)(b)	1,114,018	27,805,889
Zions Bancorp N.A., Series G, (3-mo. LIBOR US + 4.240%), 9.84%, NVS(a)(b)(c)	521,246	13,161,461
		3,653,750,133
Broadline Retail — 0.8%
Dillard’s Capital Trust I, 7.50%	764,847	19,702,459
Qurate Retail, Inc., 8.00%	1,229,591	51,704,301
QVC, Inc.
6.25%	2,052,296	25,858,930
6.38%	960,723	12,297,254
		109,562,944
Capital Markets — 11.0%
Affiliated Managers Group, Inc.
4.20%	781,343	13,009,361
4.75%	1,068,679	20,155,286
5.88%	1,169,275	26,109,911
6.75%	1,730,084	44,082,540
B Riley Financial, Inc.
6.50%	686,527	13,133,262
6.00%	1,016,051	17,791,053
5.50%(b)	825,723	17,554,871
5.25%(b)	1,559,643	23,301,066
5.00%	1,231,985	21,941,653
6.38%	557,126	13,621,731
Brookfield Finance I UK PLC, 4.50%(a)	888,708	13,979,377
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,555,740	25,669,710
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(a)	684,460	14,866,471
Series B, 6.55%, NVS(a)	893,592	19,078,189
Carlyle Finance LLC, 4.63%, NVS	1,927,984	35,089,309
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(a)(b)	2,851,804	71,637,316
Series J, 4.45%, NVS(a)(b)	2,305,302	46,198,252
Crescent Capital BDC, Inc., 5.00%	428,250	10,299,413
Gladstone Investment Corp.
5.00%, NVS	486,678	11,738,673
4.88%	512,513	11,664,796
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 6.34%, NVS(a)(c)	2,851,804	66,161,853
Series C, (3-mo. CME Term SOFR + 1.012%), 6.34%, NVS(a)(c)	760,493	18,601,659
Series D, (3-mo. CME Term SOFR + 0.932%), 6.26%, NVS(a)(c)	5,119,156	117,433,439
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,925,954	37,016,836
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 6.29%(a)(c)	3,996,741	91,445,434
Series E, 7.13%, NVS(a)(c)	3,126,768	78,825,821
Series F, 6.88%, NVS(a)(c)	3,089,779	77,522,555
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley
Series I, 6.38%, NVS(a)(c)	3,636,895	$ 91,104,220
Series K, 5.85%, NVS(a)(c)	3,637,274	90,349,886
Series L, 4.88%, NVS(a)	1,734,785	38,651,010
Series O, 4.25%, NVS(a)	4,720,789	90,403,109
Series P, 6.50%, NVS(a)	3,633,787	94,841,841
New Mountain Finance Corp., 8.25%(b)	445,637	11,323,636
Northern Trust Corp., Series E, 4.70%, NVS(a)	1,544,667	31,727,460
Prospect Capital Corp., Series A, 5.35%(a)	517,268	8,638,376
Saratoga Investment Corp., Series 2027, 6.00%	403,180	9,599,716
State Street Corp., Series G, 5.35%, NVS(a)(c)	1,901,274	45,706,627
Stifel Financial Corp.
5.20%	855,575	18,814,094
Series B, 6.25%, NVS(a)	608,388	14,479,634
Series C, 6.13%, NVS(a)	871,856	20,427,586
Series D, 4.50%, NVS(a)	1,157,122	19,844,642
Trinity Capital, Inc.
7.00%	581,709	14,577,628
7.88%, NVS	436,373	10,952,962
		1,569,372,264
Chemicals — 1.5%
Albemarle Corp., 7.25%, NVS(d)	4,377,692	204,263,109
EIDP, Inc., Series B, 4.50%, NVS(a)	178,439	12,538,908
		216,802,017
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,611,699	30,831,802
Consumer Finance — 3.1%
Atlanticus Holdings Corp., 6.13%	603,831	13,568,082
Capital One Financial Corp.
Series I, 5.00%, NVS(a)	5,764,341	114,710,386
Series J, 4.80%, NVS(a)	4,817,902	90,624,736
Series K, 4.63%, NVS(a)	526,846	9,973,195
Series L, 4.38%, NVS(a)	2,601,663	45,841,302
Series N, 4.25%, NVS(a)(b)	1,669,378	28,479,589
Navient Corp., 6.00%	1,171,332	22,138,175
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 7.30%(a)(b)(c)	238,609	18,081,790
Synchrony Financial
Series A, 5.63%, NVS(a)	2,908,378	52,961,563
Series B, 8.25%, NVS(a)	1,966,266	50,159,446
		446,538,264
Diversified REITs — 0.5%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(a)	609,635	13,046,189
CTO Realty Growth, Inc., Series A, 6.38%, NVS(a)	420,000	8,454,600
Global Net Lease, Inc.
Series A, 7.25%, NVS(a)	603,986	12,562,909
Series B, 6.88%(a)	404,201	8,116,356
Series D, 7.50%, NVS(a)	710,122	14,514,893
LXP Industrial Trust, Series C, 6.50%, NVS(a)(d)	174,162	7,901,730
		64,596,677
Diversified Telecommunication Services — 3.5%
AT&T Inc.
5.35%	5,071,515	116,898,421
5.63%	3,187,695	76,249,664
Series A, 5.00%, NVS(a)	4,616,116	97,307,725
Series C, 4.75%, NVS(a)	6,698,644	135,044,663

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Qwest Corp.
6.75%	2,662,583	$ 27,903,870
6.50%, NVS	3,862,411	38,933,103
		492,337,446
Electric Utilities — 7.0%
BIP Bermuda Holdings I Ltd., 5.13%(a)	1,154,632	20,714,098
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(a)	1,329,294	20,590,764
4.88%(a)	987,124	16,198,705
7.25%(a)	568,780	14,503,890
Brookfield Infrastructure Finance ULC
5.00%	950,814	16,781,867
7.25%	598,934	14,943,403
Duke Energy Corp.
5.63%	1,896,020	47,722,823
Series A, 5.75%, NVS(a)(b)	3,809,147	95,228,675
Entergy Arkansas LLC, 4.88%	1,559,813	33,785,550
Entergy Louisiana LLC, 4.88%	1,027,096	22,267,441
Entergy Mississippi LLC, 4.90%	988,465	21,835,192
Georgia Power Co., Series 2017, 5.00%	1,050,434	26,470,937
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,609,760	63,678,144
NextEra Energy, Inc., 6.93%(b)(d)	3,803,341	157,800,618
Pacific Gas & Electric Co., Series A, 6.00%(a)	424,331	9,560,178
SCE Trust II, 5.10%, NVS(a)	844,940	16,814,306
SCE Trust III, Series H, (3-mo. CME Term SOFR + 3.252%), 8.59%, NVS(a)(c)	1,067,794	26,844,341
SCE Trust IV, Series J, 5.38%, NVS(a)	1,249,270	29,432,801
SCE Trust V, Series K, 5.45%, NVS(a)	1,163,641	28,951,388
SCE Trust VI, 5.00%, NVS(a)	1,824,477	36,088,155
SCE Trust VII, Series M, 7.50%(a)(b)	2,105,086	55,090,101
SCE Trust VIII, Series N, 6.95%, NVS(a)	1,326,730	34,150,030
Southern Co. (The)
5.25%	1,732,889	40,497,616
Series 2020, 4.95%	3,827,564	84,474,338
Series C, 4.20%	2,860,946	57,791,109
		992,216,470
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.
6.50%(b)	600,765	10,375,212
8.13%(b)	756,770	14,946,207
Series A, 7.75%, NVS(a)(b)	770,193	7,447,766
		32,769,185
Entertainment — 0.0%
Chicken Soup For The Soul Entertainment, Inc., Series A, NVS, 9.75%(a)	562,824	681,017
Financial Services — 5.9%
Apollo Global Management, Inc.
6.75%(d)	2,725,456	178,817,168
7.63%	2,275,179	60,064,726
Citigroup Capital XIII(3-mo. CME Term SOFR + 6.632%), 11.96%, NVS(c)	8,516,813	249,287,116
Compass Diversified Holdings
Series A, 7.25%, NVS(a)	382,011	9,263,767
Series B, 7.88%, NVS(a)	391,421	9,609,386
Series C, 7.88%, NVS(a)	489,113	11,997,942
Equitable Holdings, Inc.
Series A, 5.25%, NVS(a)	3,033,664	65,982,192
Series C, 4.30%(a)	1,177,527	21,277,913
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(a)	384,631	8,808,050
Security	Shares	Value
Financial Services (continued)
Federal Agricultural Mortgage Corp.
Series F, 5.25%, NVS(a)	486,906	$ 10,293,193
Series G, 4.88%, NVS(a)	480,093	9,342,610
Jackson Financial, Inc., 8.00%(a)	2,085,619	53,704,689
Merchants Bancorp
8.25%, NVS(a)	541,513	13,640,712
Series B, 6.00%, NVS(a)	469,464	11,487,784
Series C, 6.00%, NVS(a)	750,333	15,888,301
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	973,755	23,788,835
NewtekOne, Inc., 5.50%	444,655	10,778,437
TPG Operating Group II LP, 6.95%, NVS	1,539,744	39,971,754
Voya Financial, Inc., Series B, 5.35%, NVS(a)	1,163,522	28,250,314
		832,254,889
Food Products — 1.7%
CHS, Inc.
8.00%, NVS(a)	1,227,409	37,656,908
Series 1, 7.88%, NVS(a)(b)	2,104,361	57,175,489
Series 2, 7.10%, NVS(a)(c)	1,667,699	42,943,249
Series 3, 6.75%, NVS(a)(c)	1,942,636	48,740,737
Series 4, 7.50%(a)	2,035,621	52,926,146
		239,442,529
Gas Utilities — 0.2%
Entergy New Orleans LLC, 5.50%	420,956	9,551,492
Spire, Inc., Series A, 5.90%, NVS(a)	1,033,659	24,900,845
		34,452,337
Health Care Providers & Services — 0.3%
BrightSpring Health Services, Inc., 6.75%, NVS(d)	770,819	36,282,450
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	966,960	14,185,303
5.63%	1,357,332	17,224,543
		31,409,846
Health Care Technology — 0.0%
CareCloud, Inc., Series A, 11.00%, NVS(a)	560,781	4,525,503
Hotel & Resort REITs — 1.0%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)(d)	284,493	3,658,580
Chatham Lodging Trust, Series A, 6.63%, NVS(a)	417,623	8,611,386
DiamondRock Hospitality Co., 8.25%, NVS(a)	418,125	10,536,750
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(a)	379,608	7,690,858
Series F, 6.30%, NVS(a)	529,521	10,574,535
Series G, 6.38%, NVS(a)	856,168	16,772,331
Series H, 5.70%, NVS(a)	775,280	14,110,096
RLJ Lodging Trust, Series A, 1.95%(a)(d)	1,193,498	29,706,165
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(a)	566,114	12,131,823
Series F, 5.88%, NVS(a)(b)	338,397	6,771,324
Sunstone Hotel Investors, Inc.
Series H, 6.13%(a)	398,274	8,686,356
Series I, 5.70%, NVS(a)	340,738	6,855,649
		136,105,853
Hotels, Restaurants & Leisure — 0.1%
FAT Brands, Inc., Series B, NVS, 8.25%	852,411	11,831,465
Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(a)	749,525	13,783,765

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(b)(c)	840,327	$ 18,512,404
Series D, (30-yr. CMT + 0.940%), 2.13%(c)	1,052,542	23,882,178
		56,178,347
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	621,588	14,862,169
Insurance — 14.1%
AEGON Funding Co. LLC, 5.10%, NVS	3,475,480	72,185,720
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 8.76%, NVS(c)	1,896,020	48,993,157
Series H, 5.10%, NVS(a)	4,382,918	95,722,929
Series I, 4.75%, NVS(a)	1,156,498	23,442,214
Series J, 7.38%(a)	2,316,826	61,905,591
American Financial Group, Inc.
5.88%	488,437	11,473,385
4.50%	771,976	14,698,423
5.63%	586,379	14,131,734
5.13%	759,030	15,803,005
American National Group, Inc.
Series A, 5.95%, NVS(a)	1,538,545	37,340,487
Series B, 6.63%, NVS(a)	1,153,383	28,949,913
Arch Capital Group Ltd.
Series F, 5.45%, NVS(a)	1,266,000	28,358,400
Series G, 4.55%(a)	1,908,262	36,734,043
Argo Group International Holdings, Inc., 7.00%, NVS(a)	589,390	14,675,811
Argo Group U.S., Inc., 6.50%	552,249	12,177,090
Aspen Insurance Holdings Ltd.
5.63%, NVS(a)	1,080,819	21,692,037
5.63%, NVS(a)	843,398	16,437,827
(3-mo. LIBOR US + 4.060%), 9.62%, NVS(a)(c)	1,057,216	27,825,925
Assurant, Inc., 5.25%	948,017	19,832,516
Athene Holding Ltd.
7.25%, NVS	2,180,437	55,383,100
Series A, 6.35%, NVS(a)	3,270,959	78,895,531
Series B, 5.63%, NVS(a)(b)	1,324,977	28,526,755
Series C, 6.38%, NVS(a)	2,286,826	57,513,674
Series D, 4.88%(a)	2,193,965	41,312,361
Series E, 7.75%, NVS(a)	1,907,769	49,220,440
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(a)	2,105,847	44,475,489
Brighthouse Financial, Inc.
6.25%	1,437,394	31,622,668
Series A, 6.60%, NVS(a)	1,625,193	37,460,699
Series B, 6.75%, NVS(a)	1,546,119	38,683,897
Series C, 5.38%(a)	2,201,961	42,541,887
Series D, 4.63%, NVS(a)	1,354,715	21,905,742
CNO Financial Group, Inc., 5.13%	565,296	10,966,742
Enstar Group Ltd.
Series D, 7.00%, NVS(a)	1,526,540	38,239,827
Series E, 7.00%, NVS(a)	445,332	10,888,367
F&G Annuities & Life, Inc., 7.95%, NVS	1,314,185	34,063,675
Globe Life, Inc., 4.25%, NVS	1,267,700	18,964,792
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, NVS(a)	1,325,426	32,857,311
Kemper Corp., 5.88%	584,442	12,875,257
Lincoln National Corp., Series D, 9.00%(a)	1,896,083	52,995,520
Maiden Holdings Ltd., 6.63%	453,802	6,716,270
Maiden Holdings North America Ltd., 7.75%	587,628	10,183,593
Security	Shares	Value
Insurance (continued)
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 6.60%, NVS(a)(c)	2,279,690	$ 55,852,405
Series E, 5.63%, NVS(a)	3,052,537	74,573,479
Series F, 4.75%, NVS(a)	3,825,917	77,780,893
PartnerRe Ltd., Series J, 4.88%, NVS(a)	785,817	15,323,432
Prudential Financial, Inc.
5.95%(b)	1,138,498	29,418,788
5.63%	2,142,522	52,513,214
4.13%, NVS	1,901,274	36,827,677
Reinsurance Group of America, Inc.
7.13%	2,675,483	69,883,616
5.75%, NVS(b)	1,526,207	38,384,106
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(a)	965,161	22,295,219
Series G, 4.20%, NVS(a)	1,913,559	33,716,910
Selective Insurance Group, Inc., Series B, 4.60%(a)	787,388	14,291,092
SiriusPoint Ltd., Series B, 8.00%, NVS(a)	776,556	19,538,149
Unum Group, 6.25%	1,149,071	29,623,050
W R Berkley Corp.
5.70%	748,267	17,853,651
5.10%	1,153,232	24,310,131
4.13%	1,157,332	20,264,883
4.25%	968,199	17,979,455
		2,009,103,954
IT Services — 0.0%
Exela Technologies, Inc., Series B, 6.00%(a)(d)	285,453	485,270
Leisure Products — 0.4%
Brunswick Corp.
6.50%	752,489	18,669,252
6.63%	518,571	13,161,332
6.38%	915,934	22,742,641
		54,573,225
Machinery — 0.7%
Chart Industries, Inc., Series B, 6.75%, NVS(d)	784,236	44,575,974
RBC Bearings, Inc., Series A, 5.00%, NVS(d)	445,426	54,471,146
		99,047,120
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(a)	491,364	13,620,610
Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(a)	691,914	15,609,580
Mortgage Real Estate Investment Trusts (REITs) — 6.5%
ACRES Commercial Realty Corp.
Series C, 8.63%(a)	421,140	10,515,866
Series D, 7.88%, NVS(a)	390,921	8,486,895
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 10.70%, NVS(a)(c)	1,220,747	31,727,215
Series D, (3-mo. CME Term SOFR + 4.594%), 9.92%, NVS(a)(c)	876,112	22,288,289
Series E, 6.50%, NVS(a)	1,511,899	37,978,903
Series F, 6.13%, NVS(a)	2,149,067	51,856,987
Series G, 7.75%, NVS(a)	532,716	12,806,493
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 10.58%, NVS(a)(c)	2,696,818	68,741,891
Series G, (3-mo. CME Term SOFR + 4.434%), 9.75%, NVS(a)(c)	1,581,384	40,341,106
Series I, 6.75%, NVS(a)	1,647,409	42,206,619

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(a)	810,474	$ 14,985,664
Series E, 6.25%, NVS(a)	477,699	8,617,690
Series F, 6.25%, NVS(a)(b)	982,288	19,184,085
ARMOUR Residential REIT, Inc., Series C, 7.00%(a)	621,193	12,902,179
Chimera Investment Corp.
Series A, 8.00%, NVS(a)(b)	510,571	11,436,790
Series B, (3-mo. CME Term SOFR + 6.053%), 11.38%, NVS(a)(c)	1,214,756	29,943,735
Series C, 7.75%, NVS(a)	969,051	21,745,504
Series D, (3-mo. CME Term SOFR + 5.600%), 10.93%, NVS(a)(c)	720,079	17,613,132
Dynex Capital, Inc., Series C, 6.90%, NVS(a)	432,110	10,699,044
Ellington Financial, Inc.
6.75%, NVS(a)	401,590	9,738,558
Series B, 6.25%, NVS(a)(b)	417,697	8,871,884
Series C, 8.63%(a)	344,690	8,310,476
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(a)	961,052	20,835,607
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(a)	722,176	11,562,038
Invesco Mortgage Capital, Inc.
Series B, 7.75%, NVS(a)(b)	371,759	8,959,392
Series C, 7.50%, NVS(a)	668,343	14,797,114
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(a)	1,222,578	21,945,275
MFA Financial, Inc.
8.88%, NVS	459,225	11,558,693
Series B, 7.50%, NVS(a)	715,900	15,241,511
Series C, 6.50%, NVS(a)	1,026,533	24,123,526
New York Mortgage Trust, Inc.
Series D, 8.00%, NVS(a)	544,547	11,609,742
Series E, 7.88%, NVS(a)	662,293	15,802,311
Series F, 6.88%, NVS(a)	480,374	9,684,340
PennyMac Mortgage Investment Trust
Series A, 8.13%, NVS(a)(c)	401,285	9,899,701
Series B, 8.00%, NVS(a)(c)	700,488	17,077,897
Series C, 6.75%, NVS(a)	900,733	17,447,198
Ready Capital Corp.
6.20%(b)	429,893	10,317,432
5.75%	844,745	20,299,222
Series E, 6.50%, NVS(a)	393,909	7,283,377
Rithm Capital Corp.
Series A, 7.50%, NVS(a)	552,390	13,920,228
Series B, 7.13%(a)	1,026,577	25,828,677
Series C, 6.38%, NVS(a)	1,462,493	34,602,584
Series D, 7.00%, NVS(a)	1,677,306	38,829,634
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(a)	712,657	11,737,461
Two Harbors Investment Corp.
Series A, 8.13%, NVS(a)	443,816	10,274,340
Series B, 7.63%, NVS(a)	929,763	20,743,013
Series C, 7.25%, NVS(a)	875,449	21,080,812
		926,460,130
Multi-Utilities — 2.3%
Algonquin Power & Utilities Corp., Series 19-A, (3-mo. LIBOR US + 4.010%), 6.20%, NVS(c)	1,378,006	34,698,191
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(a)	752,974	13,975,197
Series 14, 5.00%, NVS(a)	757,636	13,175,290
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.
5.88%	2,409,806	$ 58,341,403
5.88%, NVS	1,087,356	26,227,027
5.63%	815,440	19,643,950
Series C, 4.20%, NVS(a)(b)	906,463	17,132,151
DTE Energy Co.
4.38%(b)	1,130,958	22,449,516
Series E, 5.25%	1,543,253	36,451,636
Series G, 4.38%	942,964	18,218,064
Sempra, 5.75%	2,895,885	67,618,915
		327,931,340
Office REITs — 0.9%
City Office REIT, Inc., Series A, 6.63%, NVS(a)	377,861	6,843,063
Equity Commonwealth, Series D, 6.50%, NVS(a)(d)	432,199	10,766,077
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(a)	1,585,049	21,699,321
Office Properties Income Trust, 6.38%	538,907	5,389,070
SL Green Realty Corp., Series I, 6.50%, NVS(a)	704,887	14,281,011
Vornado Realty Trust
Series L, 5.40%, NVS(a)	1,079,138	16,424,480
Series M, 5.25%, NVS(a)	1,152,224	17,225,749
Series N, 5.25%, NVS(a)	1,078,336	16,131,906
Series O, 4.45%, NVS(a)(b)	1,070,425	14,386,512
		123,147,189
Oil, Gas & Consumable Fuels — 0.6%
El Paso Energy Capital Trust I, 4.75%(d)	461,903	21,866,488
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%), 12.80%, NVS(a)(c)	1,218,294	30,213,691
Seapeak LLC
9.00%, NVS(a)	500,436	12,610,987
Series B, 8.50%, NVS(a)	670,211	16,896,020
		81,587,186
Real Estate Management & Development — 1.0%
Brookfield Property Partners LP
Series A, 5.75%, NVS(a)	1,082,861	12,842,731
Series A-1, 6.50%, NVS(a)	692,566	9,834,437
Series A2, 6.38%, NVS(a)	944,876	12,425,119
Brookfield Property Preferred LP, 6.25%	2,571,645	37,751,749
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(a)	756,818	17,974,428
Series I, 7.15%, NVS(a)	1,202,926	29,591,980
Series J, 7.13%, NVS(a)(b)	1,083,110	25,972,978
		146,393,422
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(a)	400,642	8,966,368
Series H, 6.25%, NVS(a)	445,678	10,415,495
UMH Properties, Inc., Series D, 6.38%, NVS(a)	1,007,767	23,168,563
		42,550,426
Retail REITs — 0.8%
Agree Realty Corp., Series A, 4.25%, NVS(a)	615,261	10,853,204
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(a)	417,122	5,051,347
Federal Realty Investment Trust, Series C, 5.00%, NVS(a)(b)	530,523	11,178,120
Kimco Realty Corp.
Series L, 5.13%, NVS(a)(b)	803,691	16,435,481
Series M, 5.25%, NVS(a)	950,745	19,927,615
Realty Income Corp., Series A, 6.00%, NVS(a)	628,488	15,152,846

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.
Series A, 6.25%, NVS(a)	435,031	$ 10,040,515
Series B, 5.88%, NVS(a)(b)	446,134	9,703,415
Saul Centers, Inc., Series E, 6.00%, NVS(a)(b)	381,051	7,697,230
SITE Centers Corp., Series A, 6.38%, NVS(a)	625,475	13,729,176
		119,768,949
Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	633,474	13,911,089
Specialized REITs — 3.2%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(a)	717,715	15,538,530
Series K, 5.85%, NVS(a)	781,236	18,999,660
Series L, 5.20%, NVS(a)	1,289,430	27,722,745
EPR Properties
Series C, 5.75%, NVS(a)(d)	501,513	9,684,216
Series E, 9.00%, NVS(a)(d)	326,093	9,094,734
Series G, 5.75%, NVS(a)	525,823	10,285,098
Gladstone Land Corp., Series B, 6.00%(a)	551,865	11,633,314
National Storage Affiliates Trust, Series A, 6.00%, NVS(a)	857,453	19,489,907
Public Storage
Series F, 5.15%, NVS(a)(b)	1,088,040	25,166,365
Series G, 5.05%, NVS(a)(b)	1,163,912	26,735,059
Series H, 5.60%(a)(b)	1,104,617	27,770,071
Series I, 4.88%, NVS(a)(b)	1,227,222	26,679,806
Series J, 4.70%, NVS(a)	1,011,386	20,864,893
Series K, 4.75%, NVS(a)	902,209	19,153,897
Series L, 4.63%, NVS(a)	2,167,986	44,205,235
Series M, 4.13%, NVS(a)	907,237	16,874,608
Series N, 3.88%, NVS(a)	1,108,059	19,025,373
Series O, 3.90%, NVS(a)	683,246	11,820,156
Series P, 4.00%, NVS(a)	2,320,258	41,648,631
Series Q, 3.95%, NVS(a)	583,772	10,227,685
Series R, 4.00%, NVS(a)(b)	1,682,219	30,650,030
Series S, 4.10%, NVS(a)	983,196	17,835,175
		461,105,188
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	602,362	7,529,525
Trading Companies & Distributors — 1.2%
Air Lease Corp., Series A, (3-mo. CME Term SOFR + 3.912%), 9.24%, NVS(a)(c)	972,804	24,553,573
FTAI Aviation Ltd.
Series A, NVS, 8.25%(a)	422,645	10,578,804
Series B, NVS, 8.00%(a)(b)	494,718	12,372,897
Series C, NVS, 8.25%(a)	481,047	12,170,489
Triton International Ltd.
8.00%, NVS(a)	576,748	14,366,793
Security	Shares	Value
Trading Companies & Distributors (continued)
Triton International Ltd.
7.38%, NVS(a)	726,991	$ 17,520,483
6.88%, NVS(a)(b)	602,945	13,668,763
Series E, 5.75%, NVS(a)	702,878	14,394,942
WESCO International, Inc., Series A, 10.63%, NVS(a)	2,073,913	53,776,564
		173,403,308
Transportation Infrastructure — 0.3%
Atlas Corp.
Series D, 7.95%(a)	533,769	13,285,510
Series H, 7.88%, NVS(a)	906,121	22,326,822
		35,612,332
Wireless Telecommunication Services — 1.4%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(a)	1,632,012	32,493,359
Series VV, 6.00%, NVS(a)	2,659,595	47,633,347
United States Cellular Corp.
6.25%	1,933,387	43,211,199
5.50%	1,937,045	39,418,866
5.50%	1,937,121	39,149,215
		201,905,986
Total Long-Term Investments — 98.9% (Cost: $16,023,584,571)		14,062,568,905
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(e)(f)(g)	126,417,021	126,467,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	193,766,919	193,766,919
Total Short-Term Securities — 2.3% (Cost: $320,215,301)		320,234,507
Total Investments — 101.2% (Cost: $16,343,799,872)		14,382,803,412
Liabilities in Excess of Other Assets — (1.2)%		(164,866,470)
Net Assets — 100.0%		$ 14,217,936,942
(a)	Perpetual security with no stated maturity date.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Convertible security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 142,225,542	$ —	$ (15,744,488)(a)	$ (19,848)	$ 6,382	$ 126,467,588	126,417,021	$ 448,405(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	406,927,713	—	(213,160,794)(a)	—	—	193,766,919	193,766,919	1,662,104	—
				$ (19,848)	$ 6,382	$ 320,234,507		$ 2,110,509	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$ 13,875,850,007	$ 186,718,898	$ —	$ 14,062,568,905
Short-Term Securities
Money Market Funds	320,234,507	—	—	320,234,507
	$ 14,196,084,514	$ 186,718,898	$ —	$ 14,382,803,412

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Preferred and Income Securities ETF
Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate